Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense for the year ended December 31, 2020 and 2019 is summarized as follows.

	December 31, 2020	December 31, 2019
Deferred:
Federal	$(136,976)	$(128,682)
State	—	—
Change in valuation allowance	136,976	128,682
Income tax expense (benefit)	$—	$—

Schedule of Reconciliation of Provision for Income Taxes

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate to the income taxes reflected in the Statement of Operations:

	December 31, 2020	December 31, 2019
Tax at statutory tax rate	21%	21%
State taxes	—	—
Other permanent items	—	—
Valuation allowance	-21%	-21%
Income tax expense	—	—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carry forward	$363,990	$227,015
Total gross deferred tax assets	363,990	227,015
Less: valuation allowance	(363,990)	(227,015)
Net deferred tax assets	$—	$—